Schedule of discontinued operations (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
IfrsStatementLineItems [Line Items]
Revenue	$ 9,265,061	$ 7,699,407	$ 21,512,413	$ 14,665,843
Net loss from discontinued operations	940,860	(1,227,748)	1,393,028	(3,270,355)
Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Revenue	2,223,077	688,473	4,325,203	1,188,428
Salaries and wages	891,134	914,961	1,784,054	1,782,537
Consulting	271,534	243,351	693,619	401,367
Professional fees
Sponsorships and tournaments
Advertising and promotion
Office and general	9,602	110,574	185,096	238,864
Technology expenses
Amortization and depreciation	109,894	657,764	222,989	1,218,034
Share-based payments	(46)	(305)	(94)	(1,055)
Interest expense	3,209	8,574	7,161	26,889
(Gain) loss on foreign exchange	6,546	(21,668)	39,350	(161,038)
Net loss from discontinued operations	931,204	(1,224,778)	1,393,028	(2,317,170)
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Revenue				90,934
Salaries and wages				212,546
Consulting				267,933
Professional fees				22,681
Sponsorships and tournaments				203,637
Advertising and promotion				1,740
Office and general				7,374
Technology expenses				86,590
Amortization and depreciation				201,335
Share-based payments
Interest expense				572
(Gain) loss on foreign exchange	(9,656)		2,241	39,711
Net loss from discontinued operations	$ 9,656	$ (2,970)		$ (953,185)